WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Schedule of Fair Value inputs and Valuations Techniques	The key assumptions used in the Black-Scholes model were as follows:

	2020	2019
Expected volatility	57.0%	55.0%
Expected term (in years)	1.0	2.0
Risk-free interest rate	1.7%	1.7%
Expected dividend yield	0.0%	0.0%
The following table presents the quantitative inputs, which were classified in Level 3 of the fair value hierarchy, used in estimating the fair value of the warrants:

	2020	2019
Expected volatility	60.0%	45.0%
Expected term (in years)	1.0	2.0
Risk-free interest rate	0.1%	1.6%
The following table presents the quantitative inputs, which are classified in Level 3 of the fair value hierarchy, used in estimating the fair value of the warrants:

	2020	2019
Expected volatility	60.0%	45.0%
Expected term (in years)	1.0	2.0
Risk-free interest rate	0.1%	1.6%